Earnings Per Share - Schedule of Basic Earnings Per Common Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributed earnings									$ 39,685	$ 39,349	$ 38,681
Undistributed earnings to common shareholders									24,212	35,603	13,869
Total earnings to common shareholders									63,897	74,952	52,550
Distributed earnings									$ 1.37	$ 1.36	$ 1.38
Undistributed earnings per common share									$ 0.83	$ 1.23	$ 0.50
Total earnings per common share - basic	$ 0.86	$ 0.78	$ 0.53	$ 0.02	$ 0.79	$ 0.73	$ 0.43	$ 0.66	$ 2.20	$ 2.59	$ 1.88
Unvested Restricted Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributed earnings									749	758	727
Undistributed earnings to common shareholders									457	685	261
Total earnings allocated to unvested restricted stock									$ 1,206	$ 1,443	$ 988
Distributed earnings									$ 1.35	$ 1.37	$ 1.50
Undistributed earnings per common share									$ 0.83	$ 1.24	$ 0.54
Total earnings per common share - basic									$ 2.18	$ 2.61	$ 2.04